Subsequent Events	6 Months Ended
Mar. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 14 — SUBSEQUENT EVENTS

On April 11, 2024, the Company’s shareholders approved a ten-for-one share consolidation effective on April 18, 2024. As a result of the share consolidation, the authorized share capital of the Company is amended to $50,000 divided into 9,000,000 Class A ordinary shares with a par value of $0.005 each and 1,000,000 Class B ordinary shares with a par value of $0.005 each.